Variable Portfolio – Managed Risk U.S. Fund
Third Quarter Report
September 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Managed Risk U.S. Fund, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 54.9%
	Shares	Value ($)
U.S. Large Cap 54.9%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	392,762	43,176,281
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	1,887,264	42,991,886
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	515,623	35,820,326
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	881,780	35,800,262
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	1,654,173	75,380,656
Total		233,169,411
Total Equity Funds (Cost $126,373,424)		233,169,411

Exchange-Traded Fixed Income Funds 2.8%

Investment Grade 2.8%
iShares iBoxx $ Investment Grade Corporate Bond ETF	47,685	5,387,451
Vanguard Intermediate-Term Corporate Bond ETF	75,650	6,335,688
Total		11,723,139
Total Exchange-Traded Fixed Income Funds (Cost $10,857,648)		11,723,139

Fixed Income Funds 29.1%

Investment Grade 29.1%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	6,899,094	59,746,160
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	6,477,540	63,998,093
Total		123,744,253
Total Fixed Income Funds (Cost $135,387,742)		123,744,253

Residential Mortgage-Backed Securities - Agency 7.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
10/17/2039- 10/15/2054	3.000%	11,470,000	10,356,330
10/17/2039- 10/15/2054	3.500%	4,200,000	3,970,490
10/17/2039- 10/15/2054	4.000%	9,050,000	8,760,721
10/15/2054	4.500%	5,200,000	5,111,741
10/15/2054	5.000%	4,300,000	4,297,144
Total Residential Mortgage-Backed Securities - Agency (Cost $32,725,636)			32,496,426

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $83,105)	107,640

Put Option Contracts Purchased 0.5%

(Cost $2,320,856)	2,218,695

Money Market Funds 12.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(a),(d)	51,346,567	51,341,432
Total Money Market Funds (Cost $51,322,787)		51,341,432
Total Investments in Securities (Cost: $359,071,198)		454,800,996
Other Assets & Liabilities, Net		(29,693,448)
Net Assets		425,107,548
At September 30, 2024, securities and/or cash totaling $3,083,352 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	43	12/2024	USD	12,500,638	306,030	—
U.S. Long Bond	3	12/2024	USD	372,563	525	—
U.S. Long Bond	21	12/2024	USD	2,607,938	—	(624)
U.S. Treasury 2-Year Note	39	12/2024	USD	8,121,445	29,475	—

Variable Portfolio – Managed Risk U.S. Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Managed Risk U.S. Fund, September 30, 2024 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	3	12/2024	USD	624,727	—	(333)
U.S. Treasury 5-Year Note	60	12/2024	USD	6,592,969	21,488	—
U.S. Treasury Ultra Bond	23	12/2024	USD	3,061,156	—	(6,017)
Total					357,518	(6,974)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	(38)	12/2024	USD	(11,047,075)	—	(176,592)
U.S. Treasury 10-Year Note	(5)	12/2024	USD	(571,406)	1,319	—
Total					1,319	(176,592)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	1,728,744	3	5,690.00	12/20/2024	52,202	70,620
S&P 500 Index	Morgan Stanley	USD	1,152,496	2	5,765.00	12/20/2024	30,903	37,020
Total							83,105	107,640

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	36,879,872	64	4,300.00	12/19/2025	538,402	490,560
S&P 500 Index	Morgan Stanley	USD	16,711,192	29	4,500.00	12/19/2025	263,306	271,730
S&P 500 Index	Morgan Stanley	USD	27,659,904	48	4,600.00	06/18/2026	707,893	682,560
S&P 500 Index	Morgan Stanley	USD	24,778,664	43	4,500.00	06/18/2026	596,992	559,645
S&P 500 Index	Morgan Stanley	USD	10,372,464	18	4,400.00	06/18/2026	214,263	214,200
Total							2,320,856	2,218,695

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	(1,152,496)	(2)	5,765.00	12/20/2024	(30,897)	(27,540)
S&P 500 Index	Morgan Stanley	USD	(1,728,744)	(3)	5,690.00	12/20/2024	(49,797)	(34,965)
Total							(80,694)	(62,505)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 43	Morgan Stanley	12/20/2029	1.000	Quarterly	0.530	USD	11,000,000	(960)	—	—	—	(960)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Variable Portfolio – Managed Risk U.S. Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Managed Risk U.S. Fund, September 30, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	49,715,718	33,975,336	(32,354,662)	5,040	51,341,432	—	22	1,998,630	51,346,567
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	39,824,232	125,773	(2,928,862)	6,155,138	43,176,281	—	2,349,525	—	392,762
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	55,735,335	4,852,228	(1,935,362)	1,093,959	59,746,160	—	(490,724)	2,804,932	6,899,094
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	39,879,039	109,196	(3,353,684)	6,357,335	42,991,886	—	1,247,040	—	1,887,264
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	33,332,616	87,986	(2,549,842)	4,949,566	35,820,326	—	672,658	—	515,623
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	33,340,012	587,056	(2,643,043)	4,516,237	35,800,262	—	513,460	—	881,780
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	59,542,081	4,414,580	(1,194,075)	1,235,507	63,998,093	—	(194,821)	2,259,446	6,477,540
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	69,847,826	194,441	(6,727,485)	12,065,874	75,380,656	—	2,551,844	—	1,654,173
Total	381,216,859			36,378,656	408,255,096	—	6,649,004	7,063,008

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2024.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Variable Portfolio – Managed Risk U.S. Fund  | 2024

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